Changes in Accounting Policies, Estimates and Disclosures	12 Months Ended
Dec. 31, 2025
Changes in Accounting Policies, Estimates and Disclosures [Abstract]
Changes in Accounting policies, Estimates and Disclosures
4.	Changes in Accounting policies, Estimates and Disclosures:

During the year ended December 31, 2025, there have been no material or relative importance changes in accounting that affect the presentation of these Consolidated Financial Statements.